PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
                              Gateway Center Three
                              100 Mulberry Street
                         Newark, New Jersey 07102-4077



                                                              June 5, 1998


VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


                   Re: Prudential Institutional Liquidity Portfolio, Inc. 1933 Act File No.: 33-17224
                        1940 Act File No.: 811-5336
                        --------------------------------------------------


Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectuses and statement of additional information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A, which was electronically filed with the Commission on June 3, 1998.

     If you have any questions concerning this filing, please contact Robert C. Rosselot at (973) 367-3028.


                                                 Very truly yours,

                                                 /s/ ROBERT C. ROSSELOT
                                                 -------------------------------
                                                 Robert C. Rosselot
                                                 Assistant Secretary